Critical accounting judgements, estimates and assumptions	12 Months Ended
Jun. 30, 2023
Critical accounting judgements, estimates and assumptions [Abstract]
Critical accounting judgements, estimates and assumptions
Note 3.  Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Share-based payment transactions
The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using the Black-Scholes-Merton option-pricing model and Monte-Carlo simulations which take into account the terms and conditions upon which the instruments were granted. Management has exercised its best judgements in determining the key inputs for the valuation models used which includes volatility, grant-date share price, expected term and the risk-free rate. Refer note 31 for further information and key assumptions.

Estimation of useful lives of assets
The Group determines the estimated useful lives and related depreciation charges for its property, plant and equipment. The useful lives could change significantly as a result of technical innovations or some other event. The depreciation charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Impairment of non-financial assets
The Group assesses impairment of non-financial assets other than goodwill at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment. If an impairment trigger exists, the recoverable amount of the asset is determined. This involves assessing the value of the asset at FVLCOD or using VIU models which incorporate a number of key estimates and assumptions. No triggers existed at the reporting date which suggested any additional impairment of assets was necessary.

Deferred tax
Deferred tax assets relating to temporary differences and unused tax losses are recognized only to the extent that it is probable that the future taxable profit will be available against which the benefits of the deferred tax can be utilized. At the reporting date, deferred tax assets have only been recognized to the extent of deferred tax liabilities if they are related to the same tax jurisdiction. Deferred tax assets in relation to losses have not been recognized in the consolidated statement of financial position and will not be recognized until such time when there is more certainty in relation to the availability of future taxable profits.

Income tax
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. These uncertainties may require management to adjust expectations based on changes in circumstances, which may impact the amount of deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or all of the carrying amounts of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to profit or loss or other comprehensive income/(loss).

Going concern
The assessment of going concern requires management to make judgements based on projections of the operating cash flows generated by the Group, which is subject to a number of key assumptions. The Group has determined there is material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern but has concluded it is appropriate to prepare the consolidated financial statements on a going concern basis. Refer to Note 2 for further information.

Provisions
Provisions are recorded for present obligations arising from past events where settlement is expected to result in an outflow of resources. The Group has recorded provisions for sales tax at the best estimate of expenditure required to settle the obligation. Management makes assessments of provisions based on the expectations of probability of outcome and expectations of settlement which is inherently subject to uncertainty. Refer to Note 18 for further information.

Functional currency determination
The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of functional currency is conducted through an analysis of the consideration factors identified in IAS 21 “The Effects of Changes in Foreign Exchange Rates” and may involve certain judgements to determine the primary economic environment. The Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment. Significant changes to those underlying factors could cause a change to the functional currency.